Loss per share - Summary of Outstanding Securities not Included in Computation of Diluted Net Income (Loss) Per Share (Details) - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Options, RSU's, DSU's
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of outstanding securities not included in computation of diluted net income (loss) per share	681,572	592,809
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of outstanding securities not included in computation of diluted net income (loss) per share	12,197,665	2,102,358